Summary of Significant Accounting Policies - Basis of Presentation (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2024
Collaborative arrangements and non-collaborative arrangement transactions
Net revenues		$ 21,712,720	$ 30,318,816	$ 31,976,268
Net cash used in operating activities		(77,289)	(286,786)	$ (6,560,679)
Accumulated deficit		216,937,975	$ 216,859,796
Working capital deficit		$ 700,000
Credit facility, 2024
Collaborative arrangements and non-collaborative arrangement transactions
Maximum borrowing capacity					$ 2,500,000
Credit facility, 2025
Collaborative arrangements and non-collaborative arrangement transactions
Maximum borrowing capacity	$ 2,000,000
Loan term	12 months